LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES
11.	LEASES
The Company has operating leases primarily for office and operation space. The Company’s operating lease arrangements have remaining lease terms of one to eight years.
Operating lease costs were RMB405 million and RMB416 million for the years ended December 31, 2019 and 2020, respectively.
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2019	2020

Cash paid for amounts included in the measurement of lease liabilities	403	415
Right-of-use assets obtained in exchange for operating lease liabilities	497	589
As of December 31, 2019 and 2020, supplemental consolidated balance sheet information related to leases were as follows (RMB in millions):

	2019	2020
Right-of-use assets	1,207	987
Current lease liabilities included within Other payables and accruals	438	409
Long-term lease liabilities	749	618

Total lease liabilities	1,187	1,027

Weighted average remaining lease term	4 years	3 years
Weighted average discount rate	4.2%	4.3%
Maturities of lease liabilities are as follows (RMB in millions):

As of December 31,2020
2021	463
2022	347
2023	197
2024	58
2025	17
Thereafter	38

Total operating lease payments	1,120
Less: imputed interest	(93)

Total	1,027

As of December 31, 2019 and 2020, the operating lease arrangements of the Company, primarily for offices premises, that have not yet commenced is immaterial. For the years ended December 31, 2019 and 2020, the variable lease costs, short-term lease costs and sub-lease income are immaterial.
For the
year
ended December 31, 2018, the Company recognized lease expense of RMB502 million under ASC 840.